Long- Term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 03, 2018 CNY (¥)
Long Term Investments [Line Items]
Equity investment carrying value	¥ 6,096		¥ 5,564		$ 835
Profit and loss of equity investment	¥ 532	$ 73	¥ 181	¥ 26
Shanghai Three Drivers Culture Media Co., Limited
Long Term Investments [Line Items]
Invested cost						¥ 2,250	¥ 4,000
Equity interest						49.00%	40.00%